Ropes & Gray LLP

Prudential Tower

800 Boylston Street

Boston, MA 02199

Brian D. McCabe
January 6, 2016	T +1 617 951 7801
F +1 617 235 0425
brian.mccabe@ropesgray.com

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549-1090

Re: John Hancock Funds II

Ladies and Gentlemen:

On behalf of John Hancock Funds II (the “Trust”), we are filing today a combined registration and proxy statement on Form N-14 (the “Registration Statement”) relating to (i) a proposed amendment to the Trust’s Amended and Restated Agreement and Declaration of Trust, and (ii) the issuance of shares in connection with the reorganization of the Retirement Choices at 2010 Portfolio series of the Trust into the Retirement Choices at 2015 Portfolio series of the Trust by electronic submission via EDGAR.

The Registration Statement is proposed to become effective on February 10, 2016 pursuant to Rule 488 under the Securities Act of 1933, as amended.

No fees are required in connection with this filing. Please direct any questions concerning this filing to me at (617) 951-7801.

Regards,

/s/ BRIAN D. MCCABE

Brian D. McCabe